AQR CVX Fusion Fund Investment Objectives and Goals - AQR CVX Fusion Fund	Jun. 16, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AQR CVX Fusion Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AQR CVX Fusion Fund (the “Fund”) seeks capital appreciation.